Fees and Expenses	Jun. 22, 2026
Corgi NVDA 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi PLTR 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi COIN 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi TSLA 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi HOOD 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi GOOGL 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi MSTR 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi AMD 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi MSFT 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64

Corgi META 2x Daily ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]

1 Year	3 Years
$20	$64